UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni
Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 – 02/29/2008

Item 1 – Schedule of Investments

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

Alabama - 3.4%	$ 5,500	Jefferson County, Alabama, Limited Obligation School Warrants, Series
		A, 5.50% due 1/01/2021	$ 5,662,635
	6,500	Jefferson County, Alabama, Limited Obligation School Warrants, Series
		A, 5.25% due 1/01/2023	6,541,730
	6,600	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
		Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
		Series A, 5.625% due 8/01/2025	5,661,546

			17,865,911

Alaska - 0.7%	4,000	Alaska Industrial Development and Export Authority, Revenue Refunding
		Bonds, VRDN, AMT, Series B, 7% due 4/01/2027 (a)(b)	4,000,000

Arizona - 2.2%	2,820	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona
		Charter Schools Project 1), Series A, 6.625% due 7/01/2020	2,507,911
	3,000	Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project),
		AMT, 7.20% due 6/01/2027	2,971,500
	990	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
		Schools Project), Series C, 6.70% due 7/01/2021	1,000,821
	820	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
		Schools Project), Series K, 6.375% due 7/01/2013 (c)	930,864
	930	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
		Schools Project), Series K, 6.375% due 7/01/2031	890,773
	3,630	Vistancia Community Facilities District, Arizona, GO,
		5% due 7/15/2014	3,647,497

			11,949,366

Arkansas - 0.7%	3,755	Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue
		Refunding Bonds (Hendrix College Projects),
		Series B, 5% due 10/01/2026	3,563,082

California -	8,000	Antelope Valley, California, Health Care District Revenue Bonds, VRDN,
18.6%		Series A, 5.25% due 9/01/2017 (b)	7,795,760
	750	California Pollution Control Financing Authority, Solid Waste Disposal
		Revenue Bonds (Republic Services Inc. Project), AMT, Series B,
		5.25% due 6/01/2023	718,987
	1,240	California Pollution Control Financing Authority, Solid Waste Disposal
		Revenue Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40%
		due 4/01/2025	1,126,565
	5,000	California State Department of Water Resources, Power Supply Revenue
		Bonds, Series A, 5.375% due 5/01/2012 (c)	5,461,650

Portfolio Abbreviations

To simplify the listings of BlackRock Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
		VRDN	Variable Rate Demand Notes

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 15,575		California State, GO, 5.50% due 4/01/2014 (c)	$ 17,110,886
	15	California State, GO, 5.50% due 4/01/2028	14,963
	5,000	California State, GO, Refunding, 5.25% due 2/01/2027 (d)	4,894,150
	10,000	California State Public Works Board, Lease Revenue Bonds (Department
		of Corrections), Series C, 5.50% due 6/01/2020	10,320,200
	2,500	California Statewide Communities Development Authority, Health
		Facility Revenue Bonds (Memorial Health Services),
		Series A, 6% due 10/01/2023	2,560,250
	2,400	Elk Grove, California, Poppy Ridge Community Facilities Number 3
		Special Tax, Series 1, 6% due 9/01/2008 (c)	2,461,656
	5,000	Golden State Tobacco Securitization Corporation of California, Tobacco
		Settlement Revenue Refunding Bonds, Senior
		Series A-1, 5% due 6/01/2015	4,981,600
	1,435	Los Angeles, California, Regional Airports Improvement Corporation,
		Facilities Lease Revenue Refunding Bonds
(LAXFUEL Corporation - Los Angeles International Airport),
		AMT, 5.50% due 1/01/2032 (a)	1,368,961
	10,135	Peralta, California, Community College District, GO (Election of 2000),
		Series D, 5% due 8/01/2030 (e)	9,828,923
	1,515	Rowland, California, Unified School District, GO (Election of 2000),
		Series B, 5.25% due 8/01/2027 (e)	1,517,757
	585	Sacramento, California, Special Tax (North Natomas Community
		Facilities), Series 4-C, 5.60% due 9/01/2020	558,090
	1,715	Sacramento, California, Special Tax (North Natomas Community
		Facilities), Series 4-C, 5.75% due 9/01/2022	1,637,122
	500	Sacramento, California, Special Tax (North Natomas Community
		Facilities), Series 4-C, 5.90% due 9/01/2023	481,820
	2,990	Sacramento, California, Special Tax (North Natomas Community
		Facilities), Series 4-C, 6% due 9/01/2028	2,841,397
	3,100	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
		due 9/01/2030 (d)	2,994,383
	9,030	Sequoia, California, Unified High School District, GO, Refunding,
		Series B, 5.50% due 7/01/2035 (e)	9,210,690
	4,000	Southern California HFA, S/F Mortgage Revenue Bonds, AMT,
		Series A, 5.80% due 12/01/2049 (f)(g)	4,027,800
	4,875	Tamalpais, California, Union High School District, GO (Election of 2001),
		5% due 8/01/2028 (e)	4,717,294
	2,610	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
		(Community Facilities District Number 97-1),
		Series A, 5% due 9/01/2032 (e)	2,461,282

			99,092,186

Colorado - 2.2%	700	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public
		Improvement Fee), Series A, 7.10% due 9/01/2014	731,465
	2,250	Montrose, Colorado, Memorial Hospital, Revenue Bonds,
		6.375% due 12/01/2023	2,287,507

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 7,500		Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue
		Bonds (Public Improvement Fees), 7.50% due 12/01/2015	$ 7,683,675
	1,000	Southlands Metropolitan District Number 1, Colorado, GO,
		6.75% due 12/01/2014 (c)	1,136,410

			11,839,057

Connecticut -	1,160	Connecticut State Development Authority, Airport Facility Revenue
1.4%		Bonds (Learjet Inc. Project), AMT, 7.95% due 4/01/2026	1,234,727
	6,000	Connecticut State Development Authority, PCR, Refunding (Connecticut
		Light and Power Company), Series A, 5.85% due 9/01/2028	6,032,400

			7,267,127

Florida - 5.3%	2,900	Harbor Bay, Florida, Community Development District, Capital
		Improvement Special Assessment Bonds, 6.75% due 5/01/2034	2,823,324
	1,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
		Refunding Bonds (Adventist Health System),
		Series G, 5.125% due 11/15/2032	915,540
	5,500	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
		International Airport), AMT, 5.75% due 10/01/2019 (h)	5,600,485
	3,500	Midtown Miami, Florida, Community Development District, Special
		Assessment Revenue Bonds, Series A, 6% due 5/01/2024	3,179,645
	2,000	Midtown Miami, Florida, Community Development District, Special
		Assessment Revenue Bonds, Series B, 6.50% due 5/01/2037	1,764,200
	3,670	Orange County, Florida, Health Facilities Authority, Health Care
		Revenue Refunding Bonds (Orlando Lutheran Towers), 5% due 7/01/2013	3,504,153
	875	Orlando, Florida, Urban Community Development District, Capital
		Improvement Special Assessment Bonds, 6% due 5/01/2020	804,667
	2,265	Panther Trace Community Development District II, Florida, Special
		Assessment Revenue Bonds, 5.125% due 11/01/2013	2,062,803
	1,085	Portofino Shores, Florida, Community Development District, Special
		Assessment Bonds, Series A, 6.40% due 5/01/2034	1,052,754
	2,390	South Lake County, Florida, Hospital District Revenue Bonds (South Lake
		Hospital Inc.), 6.625% due 10/01/2023	2,448,507
	210	Sterling Hill, Florida, Community Development District, Capital
		Improvement Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010	207,322
	4,000	University of Florida Research Foundation Inc., Capital Improvement
		Revenue Bonds, 5.125% due 9/01/2033 (a)	3,821,960

			28,185,360

Georgia - 2.2%	1,500	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
		due 12/01/2011 (c)	1,758,825
	5,395	Brunswick and Glynn County, Georgia, Development Authority, First
		Mortgage Revenue Bonds (Coastal Community Retirement Corporation
		Project), Series A, 7.125% due 1/01/2025 (i)	3,722,550
	2,800	Brunswick and Glynn County, Georgia, Development Authority, First
		Mortgage Revenue Bonds (Coastal Community Retirement Corporation
		Project), Series A, 7.25% due 1/01/2035 (i)	1,932,000

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 4,500		Fulton County, Georgia, Residential Care Facilities, Revenue Refunding
		Bonds (Canterbury Court Project), Series A, 5.80% due 2/15/2018	$ 4,300,020

			11,713,395

Idaho - 0.8%	4,000	Boise City, Idaho, COP, AMT, 5.50% due 9/01/2025 (h)	3,840,680
	290	Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds,
		AMT, Series F-2, 5.85% due 7/01/2015 (j)(k)	296,064

			4,136,744

Illinois - 8.9%	2,510	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
		AMT, Series B-2, 6% due 1/01/2029 (l)	2,534,322
	2,550	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
		3rd Lien, AMT, Series A-2, 5.75% due 1/01/2019 (e)	2,646,925
	8,650	Du Page and Will Counties, Illinois, Community School District Number
		204 (Indian Prairie), GO, 5.25% due 12/30/2022 (h)(m)	8,796,271
	6,000	Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro
		Biosolids Management LLC Project), AMT, 5.90% due 11/01/2017	6,012,720
	6,930	Illinois, Development Finance Authority Revenue Bonds (Community
		Rehabilitation Providers Facilities), Series A, 6.625% due 7/01/2032	7,116,348
	1,800	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth
		Place Project), Series A, 6% due 5/15/2025	1,648,188
	5,000	Illinois State Finance Authority, Revenue Refunding Bonds (Advocate
		Health and Hospital Corporation), VRDN, Series B-3,
		7.19% due 11/01/2038 (a)(b)	5,000,000
	12,695	McHenry County, Illinois, Conservation
		District, GO, 5.125% due 2/01/2027 (e)	12,537,074
	1,580	Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-
		Cook Tax Increment Financing (TIF) Redevelopment Project),
		6% due 1/01/2025	1,413,484

			47,705,332

Indiana - 0.9%	4,300	Indiana Transportation Finance Authority, Highway Revenue Bonds,
		Series A, 5% due 6/01/2013 (c)(e)	4,622,973

Louisiana - 2.6%	2,000	Louisiana Public Facilities Authority Revenue Bonds (Nineteenth Judicial
		District Court Building Project), 5.50% due 6/01/2041 (h)	1,949,180
	6,965	Louisiana Public Facilities Authority Revenue Bonds (University of New
		Orleans Research and Technology Foundation, Inc. - Student Housing
		Project), 5.25% due 3/01/2026 (d)	6,712,101
	5,000	Port New Orleans, Louisiana, IDR, Refunding (Continental Grain
		Company Project), 6.50% due 1/01/2017	4,931,900

			13,593,181

Maine - 0.3%	1,965	Portland, Maine, Housing Development Corporation, Senior Living
		Revenue Bonds (Avesta Housing Development Corporation Project),
		Series A, 6% due 2/01/2034	1,837,864

Maryland - 0.1%	500	Maryland State Industrial Development Financing Authority,
		EDR (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035	448,980

Massachusetts -	4,560	Massachusetts Bay Transportation Authority, Sales Tax Revenue
3.0%		Refunding Bonds, Senior Series A, 5% due 7/01/2012 (c)	4,859,410

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 1,210		Massachusetts State Development Finance Agency, Resource Recovery
		Revenue Bonds (Ogden Haverhill Associates),
		AMT, Series B, 5.35% due 12/01/2015	$ 1,164,577
	2,000	Massachusetts State Development Finance Agency, Resource Recovery
		Revenue Bonds (Ogden Haverhill Associates),
		AMT, Series B, 5.50% due 12/01/2019	1,926,260
	8,325	Massachusetts State School Building Authority, Dedicated Sales Tax
		Revenue Bonds, Series A, 5% due 8/15/2030 (e)	8,009,649

			15,959,896

Michigan - 1.3%	2,325	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
		Bonds (Mount Clemens General Hospital), Series B, 5.875% due
		11/15/2034	2,099,103
	4,795	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
		(Oakwood Obligated Group), Series A, 6% due 4/01/2022	4,885,002

			6,984,105

Minnesota - 1.0%	1,000	Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment
		Authority, Health Care System Revenue Bonds (Group Health Plan Inc.
		Project), 6% due 12/01/2019	1,021,810
	2,545	Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment
		Authority, Health Care System Revenue Bonds (Group Health Plan Inc.
		Project), 6% due 12/01/2021	2,579,256
	2,000	Minnesota State Municipal Power Agency, Electric Revenue Bonds,
		Series A, 5.25% due 10/01/2024	2,001,000

			5,602,066

Mississippi - 1.5%	5,000	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
		(System Energy Resources Inc. Project), 5.875% due 4/01/2022	5,013,950
	2,910	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
		(System Energy Resources Inc. Project), 5.90% due 5/01/2022	2,918,177

			7,932,127

Nebraska - 1.7%	10,000	Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan
		Energy Center Unit 2), Series A, 5% due 1/01/2037 (a)	9,293,900

Nevada - 0.4%	2,215	Clark County, Nevada, Improvement District Number 142, Special
		Assessment Bonds, 6.375% due 8/01/2023	2,010,910

New Jersey -	3,635	Garden State Preservation Trust of New Jersey, Open Space and
11.6%		Farmland Preservation Revenue Bonds, Series A, 5.80%
		due 11/01/2021 (e)	3,901,555
	5,050	Garden State Preservation Trust of New Jersey, Open Space and
		Farmland Preservation Revenue Bonds, Series A, 5.80%
		due 11/01/2023 (e)	5,338,254
	9,810	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	9,170,192
	17,900	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
		5.25% due 7/01/2033 (d)	17,267,056
	5,540	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines
		Inc. Project), AMT, 6.625% due 9/15/2012	5,372,415

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000)	Municipal Bonds	Value

$ 5,000		New Jersey EDA, Water Facilities Revenue Refunding Bonds (American
		Water), AMT, Series B, 5.125% due 4/01/2022 (a)	$ 4,836,600
	4,215	New Jersey State Transportation Trust Fund Authority, Transportation
		System Revenue Bonds, Series D, 5% due 6/15/2018 (a)	4,371,587
	11,120	New Jersey State Transportation Trust Fund Authority, Transportation
		System Revenue Bonds, Series D, 5% due 6/15/2019 (e)	11,420,018

			61,677,677

New Mexico -	9,000	Farmington, New Mexico, PCR, Refunding (Tucson Electric Power
3.6%		Company - San Juan Project), Series A, 6.95% due 10/01/2020	9,060,390
	9,520	New Mexico Finance Authority, Senior Lien State Transportation Revenue
		Bonds, Series A, 5.125% due 6/15/2018 (d)	9,901,657

			18,962,047

New York -	1,030	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
27.0%		Francis Hospital), Series B, 7.25% due 3/01/2019	1,064,309
	10,500	Metropolitan Transportation Authority, New York, Revenue Refunding
		Bonds, Series A, 5.75% due 11/15/2032	10,550,505
	3,500	New York City, New York, City IDA, Special Facility Revenue Bonds
		(Continental Airlines Inc. Project), AMT, 8.375% due 11/01/2016	3,583,755
	5,000	New York City, New York, GO, Refunding,
		Series B, 5.75% due 8/01/2015	5,412,750
	4,615	New York City, New York, GO, Series D1, 5.125% due 12/01/2026	4,487,303
	2,055	New York City, New York, IDA, Civic Facility Revenue Bonds (Special
		Needs Facilities Pooled Program), Series C-1, 6.80% due 7/01/2019	2,031,470
	9,070	New York City, New York, Sales Tax Asset Receivable Corporation
		Revenue Bonds, Series A, 5% due 10/15/2020 (d)	9,233,260
	7,775	New York State Dormitory Authority, Consolidated Second General
		Resolution, Revenue Refunding Bonds (City University System), Series A,
		6.125% due 7/01/2013 (a)	8,298,957
	5,580	New York State Dormitory Authority, Lease Revenue Refunding Bonds
		(Court Facilities), Series A, 5.25% due 5/15/2012	5,944,988
	8,285	New York State Dormitory Authority, Non-State Supported Debt,
		Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
		System), Series A, 6.625% due 7/01/2010 (c)	9,015,654
	2,385	New York State Dormitory Authority, Non-State Supported Debt,
		Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
		System), Series A, 6.625% due 7/01/2018	2,469,763
	1,330	New York State Dormitory Authority, Non-State Supported Debt,
		Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
		System), Series A, 6.625% due 7/01/2019	1,374,887
	1,000	New York State Dormitory Authority Revenue Bonds (North Shore - Long
		Island Jewish Health System), 5% due 5/01/2012	1,049,390
	9,540	New York State Dormitory Authority Revenue Bonds (School Districts
		Financing Program), Series D, 5.25% due 10/01/2023 (d)	9,562,610
	7,380	New York State Environmental Facilities Corporation, State Personal
		Income Tax Revenue Bonds, Series A, 5.25% due 12/15/2014 (c)(h)	8,081,248

6

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 60		New York State Thruway Authority, Local Highway and Bridge Service
		Contract, Revenue Refunding Bonds, 5.50% due 4/01/2017	$ 64,280
	825	New York State Urban Development Corporation, Correctional and Youth
		Facilities Services, Revenue Refunding Bonds, Series A,
		5.50% due 1/01/2011 (c)	878,839
	10,825	New York State Urban Development Corporation, Correctional and Youth
		Facilities Services, Revenue Refunding Bonds, Series A,
		5.50% due 1/01/2017	11,410,741
	10,000	New York State Urban Development Corporation, Personal Income Tax
		Revenue Bonds (State Facilities), Series A-1, 5.25% due 3/15/2034 (h)	9,929,500
	5,000	Port Authority of New York and New Jersey, Senior Consolidated
		Revenue Bonds, AMT, 131st Series, 5% due 12/15/2017 (n)	5,082,750
	6,510	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
		Series A-1, 5.25% due 6/01/2022 (a)	6,592,872
	9,750	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
		Series C-1, 5.50% due 6/01/2020 (h)	10,072,043
	7,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
		Series C-1, 5.50% due 6/01/2021	7,257,530
	10,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
		Series C-1, 5.50% due 6/01/2022	10,344,400

			143,793,804

North Carolina -	3,105	Gaston County, North Carolina, Industrial Facilities and Pollution Control
2.3%		Financing Authority, Revenue Bonds (National Gypsum Company
		Project), AMT, 5.75% due 8/01/2035	2,669,337
	6,000	North Carolina Medical Care Commission, Health Care Facilities, First
		Mortgage Revenue Refunding Bonds (Presbyterian Homes Project), 7%
		due 10/01/2010 (c)	6,640,920
	2,700	North Carolina Municipal Power Agency Number 1, Catawba Electric
		Revenue Bonds, Series A, 5.25% due 1/01/2020 (d)	2,729,673

			12,039,930

Ohio - 1.2%	4,820	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
		Settlement Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047	4,745,386
	1,280	Port of Greater Cincinnati Development Authority, Ohio, Special
		Assessment Revenue Bonds (Cooperative Public Parking Infrastructure
		Project), 6.30% due 2/15/2024	1,227,814
	600	Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd
		of the Valley), VRDN, 8% due 10/01/2031 (b)(o)	600,000

			6,573,200

Pennsylvania -	3,500	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
9.2%		Continuing Care Project), 6% due 2/01/2021	3,272,955
	7,710	Pennsylvania Economic Development Financing Authority, Exempt
		Facilities Revenue Bonds (National Gypsum Company), AMT, Series A,
		6.25% due 11/01/2027	7,166,214
	2,895	Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport
		System), AMT, Series A, 5% due 6/15/2020 (e)	2,862,084

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 3,905		Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds
		(Philadelphia Airport System), AMT, Series B, 5% due 6/15/2019 (e)	$ 3,907,890
	7,490	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975
		General Ordinance, 17th Series, 5.375% due 7/01/2022 (e)	7,689,459
	9,630	Pittsburgh, Pennsylvania, GO, Refunding,
		Series B, 5.25% due 9/01/2017 (e)	10,280,892
	6,430	Pittsburgh, Pennsylvania, GO, Series C,
		5.25% due 9/01/2018 (e)	6,783,007
	4,615	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
		Refunding Bonds (Guthrie Healthcare System),
		Series A, 6.25% due 12/01/2011 (c)	5,124,035
	455	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
		Refunding Bonds (Guthrie Healthcare System),
		Series A, 6.25% due 12/01/2015	482,482
	785	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
		Refunding Bonds (Guthrie Healthcare System),
		Series A, 6.25% due 12/01/2016	827,696
	385	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
		Refunding Bonds (Guthrie Healthcare System),
		Series A, 6.25% due 12/01/2018	402,036

			48,798,750

South	8,000	Georgetown County, South Carolina, Pollution Control Facilities,
Carolina - 2.3%		Revenue Refunding Bonds (International Paper Company Project),
		Series A, 5.125% due 2/01/2012	8,130,240
	4,250	Medical University Hospital Authority, South Carolina,
		Hospital Facilities Revenue Refunding Bonds,
		Series A, 5.25% due 8/15/2023 (d)(j)(k)	4,192,412

			12,322,652

South Dakota -	2,200	Educational Enhancement Funding Corporation, South Dakota, Series B,
0.4%		6.50% due 6/01/2032	2,173,270

Tennessee -	1,800	Johnson City, Tennessee, Health and Educational Facilities Board,
3.6%		Retirement Facility Revenue Bonds (Appalachian Christian Village
		Project), Series A, 6% due 2/15/2019	1,703,196
	2,005	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue
		Bonds, AMT, Series A, 5.50% due 3/01/2017 (e)	2,046,363
	5,255	Shelby County, Tennessee, Health, Educational and Housing Facility
		Board, Hospital Revenue Refunding Bonds (Methodist Healthcare), 6%
		due 9/01/2012 (c)	5,829,897
	745	Shelby County, Tennessee, Health, Educational and Housing Facility
		Board, Hospital Revenue Refunding Bonds (Methodist Healthcare), 6%
		due 9/01/2012 (c)(m)	826,503
	3,500	Shelby County, Tennessee, Health, Educational and Housing Facility
		Board, Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.25%
		due 9/01/2012 (c)	3,919,195

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

$ 3,550		Shelby County, Tennessee, Health, Educational and Housing Facility
		Board Revenue Bonds (Germantown Village),
		Series A, 6.75% due 12/01/2018	$ 3,242,854
	1,450	Shelby County, Tennessee, Health, Educational and Housing Facility
		Board Revenue Bonds (Germantown Village), Series A,
		7% due 12/01/2023	1,345,586

			18,913,594

Texas - 14.3%	5,945	Austin, Texas, Convention Center Revenue Bonds (Convention
		Enterprises Inc.), First Tier, Series A, 6.375% due 1/01/2011 (c)	6,414,001
	10,260	Austin, Texas, Convention Center Revenue Bonds (Convention
		Enterprises Inc.), First Tier, Series A, 6.70% due 1/01/2011 (c)	11,197,354
	1,500	Bexar County, Texas, Health Facilities Development Corporation,
		Revenue Refunding Bonds (Army Retirement Residence Project), 6.30%
		due 7/01/2012 (c)	1,686,330
	7,000	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
		Project), AMT, Series C, 5.75% due 5/01/2036	6,607,930
	4,000	Dallas-Fort Worth, Texas, International Airport Facility Improvement
Corporation, Revenue Bonds (Learjet Inc.), AMT, Series A-1,
		6.15% due 1/01/2016	3,748,960
	5,000	Dallas-Fort Worth, Texas, International Airport Facility Improvement
Corporation, Revenue Refunding Bonds, AMT, Series A-2,
		9% due 5/01/2029	5,295,850
	2,440	Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
		Petroleum Corporation Project), AMT, 7.50% due 5/01/2025	2,536,453
	3,000	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
		(International Paper Company), AMT, Series A, 6.10% due 8/01/2024	2,885,610
	5,790	Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien,
		AMT, Series A, 5.50% due 7/01/2023 (e)	5,794,574
	1,500	Houston, Texas, Health Facilities Development Corporation, Retirement
		Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
		7% due 2/15/2014 (c)	1,777,755
	7,420	Lower Colorado River Authority, Texas, PCR (Samsung Austin
		Semiconductor), AMT, 6.95% due 4/01/2030	7,653,878
	2,600	Matagorda County, Texas, Navigation District Number 1, Revenue
		Refunding Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029	2,655,016
	5,000	Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company
		Project/TXU Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030	4,719,950
	7,959	Texas State Affordable Housing Corporation, S/F Mortgage Revenue
Bonds (Professional Educators Home Loan Program), AMT,
		Series A-3, 5.60% due 2/01/2039 (f)(g)	7,952,640
	4,997	Texas State Affordable Housing Corporation, S/F Mortgage Revenue
		Bonds (Professional Educators Home Loan Program), AMT, Series B,
		5.95% due 12/01/2039 (f)(g)	5,069,257

			75,995,558

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
State	(000) Municipal Bonds		Value

Virginia - 4.9%	$ 3,285	James City County, Virginia, IDA, Residential Care Facility Revenue
		Refunding Bonds, Series A, 5.75% due 3/01/2017	$ 3,282,700
	1,150	James City County, Virginia, IDA, Residential Care Facility Revenue
		Refunding Bonds, Series A, 6% due 3/01/2023	1,123,354
	2,250	Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott
		Hotel), 7.125% due 9/01/2015	2,208,645
	10,735	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
		Senior Series A, 5.50% due 8/15/2008 (c)	11,096,125
	7,800	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed
		Revenue Bonds, 5.625% due 6/01/2015 (c)	8,581,560

			26,292,384

Washington -	1,500	Seattle, Washington, Municipal Light and Power Revenue Bonds, 5.30%
2.2%		due 12/01/2020 (d)	1,541,940
	10,000	Snohomish County, Washington, School District Number 015 (Edmonds),
		GO, 5% due 12/01/2019 (h)	10,245,200

			11,787,140

Guam - 0.9%	4,000	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
		6.75% due 10/01/2013 (c)	4,593,200
	250	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
		6.75% due 10/01/2033	254,743

			4,847,943

Puerto Rico -	695	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series
8.0%		B, 5.25% due 7/01/2032	643,723
	17,935	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
		5.50% due 7/01/2013 (c)	19,676,309
	5,390	Puerto Rico Industrial, Medical and Environmental Pollution Control
		Facilities Financing Authority, Special Facilities Revenue Bonds
		(American Airlines Inc.), Series A, 6.45% due 12/01/2025	4,843,616
	5,170	Puerto Rico Public Buildings Authority, Government Facilities Revenue
		Refunding Bonds, Series D, 5.25% due 7/01/2027	4,784,990
	8,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue
		Refunding Bonds, Series I, 5.50% due 7/01/2014 (c)(p)	8,768,720
	3,535	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
		Revenue Bonds, Series E, 5.50% due 2/01/2012 (c)	3,806,276

			42,523,634

U.S. Virgin	1,860	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.6%		(Hovensa Coker Project), AMT, 6.50% due 7/01/2021	1,874,341
	6,750	Virgin Islands Public Finance Authority, Refinery Facilities Revenue
		Bonds (Hovensa Refinery), AMT, 6.125% due 7/01/2022	6,561,405

			8,435,746

		Total Municipal Bonds (Cost - $818,565,898) - 152.3%	810,740,891

BlackRock Muni Intermediate Duration Fund, Inc. Schedule of Investments as of February 29, 2008 (Unaudited) Par	(Percentages shown are based on Net Assets)

State	(000)	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Value

California - 3.4%	$ 17,730	California Pollution Control Financing Authority, PCR, Refunding
		(Pacific Gas and Electric), AMT, Series A, 5.35% due 12/01/2016 (d)	$ 18,215,625

New York - 2.1%	11,100	New York City, New York, Sales Tax Asset Receivable Corporation
		Revenue Bonds, Series A, 5.25% due 10/15/2027 (a)	11,160,939

Texas - 6.2%	31,240	Harris County, Texas, Toll Road Revenue Refunding Bonds,
		Senior Lien, Series A, 5.25% due 8/15/2035 (e)	32,933,208

		Total Municipal Bonds Transferred to Tender Option Bond Trusts
		(Cost - $63,932,170) - 11.7%	62,309,772

		Total Investments (Cost - $882,498,068*) - 164.0%	873,050,663
		Other Assets Less Liabilities - 2.2%	11,913,178
		Liability for Trust Certificates, Including Interest
		Expense Payable - (5.7%)	(30,184,280)
		Preferred Stock, at Redemption Value - (60.5%)	(322,320,131)

		Net Assets Applicable to Common Stock - 100.0%	$ 532,459,430

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 852,360,342

Gross unrealized appreciation	$ 17,461,133
Gross unrealized depreciation	(26,805,812)

Net unrealized depreciation	$ (9,344,679)

(a)	AMBAC Insured.

(b)	Variable rate security. Rate shown is interest rate as of report date.

(c)	Prerefunded.

(d)	MBIA Insured.

(e)	FSA Insured.

(f)	FHLMC Collateralized.

(g)	FNMA/GNMA Collateralized.

(h)	FGIC Insured.

(i)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(j)	FHA Insured.

(k)	Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(l)	XL Capital Insured.

(m)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(n)	CIFG Insured.

(o)	Radian Insured.

(p)	Commonwealth Guaranteed.

(q)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: April 23, 2008